Leases - Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
Total lease right-of-use assets	$ 3,169	$ 3,590
Weighted-average remaining lease term	3 years 3 months 18 days	4 years 3 months 18 days
Weighted-average discount rate	4.00%	4.00%